Contingency and Contractual Obligations (Tables)	12 Months Ended
Apr. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Lease Obligations for the Fiscal Years
Year Ended April 30
2011	$473,055
2012	473,055
2013	473,055
2014	177,164
Thereafter	-
Total	$1,596,329